UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Patrick F. Quan

American Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund® Investment portfolio March 31, 2014

unaudited

Common stocks 69.97%
		Value
Financials 13.71%	Shares	(000)

Wells Fargo & Co.	42,215,000	$ 2,099,774
American Express Co.	16,224,000	1,460,647
Berkshire Hathaway Inc., Class A1	6,500	1,217,775
JPMorgan Chase & Co.	17,621,000	1,069,771
ACE Ltd.	6,050,000	599,313
Citigroup Inc.	8,500,000	404,600
Goldman Sachs Group, Inc.	2,446,700	400,892
Weyerhaeuser Co.[1]	12,815,242	376,127
SunTrust Banks, Inc.	9,400,000	374,026
U.S. Bancorp	8,200,000	351,452
Moody’s Corp.	4,400,000	349,008
American Tower Corp.	2,850,000	233,329
Arch Capital Group Ltd.[1]	3,890,000	223,831
BlackRock, Inc.	700,000	220,136
Capital One Financial Corp.	2,430,000	187,499
Chubb Corp.	1,500,000	133,950
Bank of America Corp.	7,000,000	120,400
Allstate Corp.	2,000,000	113,160
T. Rowe Price Group, Inc.	720,000	59,292
		9,994,982
Industrials 10.54%

Boeing Co.	13,275,000	1,665,880
Lockheed Martin Corp.	6,997,037	1,142,196
Union Pacific Corp.	5,915,000	1,110,009
General Electric Co.	25,600,000	662,784
Cummins Inc.	3,674,400	547,449
Caterpillar Inc.	5,300,000	526,661
Parker-Hannifin Corp.	4,100,000	490,811
Deere & Co.	4,960,000	450,368
United Technologies Corp.	3,130,000	365,709
General Dynamics Corp.	1,865,000	203,136
Honeywell International Inc.	1,750,000	162,330
Northrop Grumman Corp.	1,250,000	154,225
Rockwell Collins, Inc.	1,400,000	111,538
Emerson Electric Co.	1,100,000	73,480
Canadian Pacific Railway Ltd.	128,981	19,326
		7,685,902
Consumer discretionary 9.98%

Amazon.com, Inc.[1]	5,818,000	1,957,873
Home Depot, Inc.	22,579,349	1,786,704
Comcast Corp., Class A	24,310,000	1,215,986
Walt Disney Co.	5,345,000	427,974
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

VF Corp.	6,800,000	$ 420,784
General Motors Co.	7,500,000	258,150
DIRECTV[1]	3,070,000	234,610
Time Warner Inc.	3,250,000	212,323
Macy’s, Inc.	3,500,000	207,515
NIKE, Inc., Class B	2,554,442	188,671
Las Vegas Sands Corp.	2,011,700	162,505
Johnson Controls, Inc.	2,445,000	115,697
CBS Corp., Class B	1,475,000	91,155
		7,279,947
Information technology 9.56%

Microsoft Corp.	56,285,000	2,307,122
Texas Instruments Inc.	24,115,000	1,137,022
Google Inc., Class A1	516,350	575,477
ASML Holding NV (New York registered)	3,812,080	355,896
ASML Holding NV2	1,470,405	136,132
TE Connectivity Ltd.	7,805,000	469,939
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,300,000	426,426
Cisco Systems, Inc.	17,500,000	392,175
Analog Devices, Inc.	5,125,000	272,343
VeriSign, Inc.[1]	5,000,000	269,550
Avago Technologies Ltd.	3,474,000	223,760
Intel Corp.	7,500,000	193,575
salesforce.com, inc.[1]	1,980,000	113,038
Maxim Integrated Products, Inc.	2,980,000	98,698
		6,971,153
Health care 6.81%

Merck & Co., Inc.	25,730,000	1,460,692
UnitedHealth Group Inc.	9,295,000	762,097
Pfizer Inc.	22,570,000	724,948
Bristol-Myers Squibb Co.	12,150,000	631,193
Johnson & Johnson	6,300,000	618,849
Gilead Sciences, Inc.[1]	3,396,613	240,684
Roche Holding AG2	600,000	180,352
AbbVie Inc.	2,600,000	133,640
Express Scripts Holding Co.[1]	1,710,000	128,404
Baxter International Inc.	800,000	58,864
Vertex Pharmaceuticals Inc.[1]	427,500	30,233
		4,969,956
Consumer staples 6.02%

Philip Morris International Inc.	13,900,000	1,137,993
Procter & Gamble Co.	9,790,000	789,074
Nestlé SA2	8,880,000	669,098
Nestlé SA (ADR)	1,000,000	75,220
Costco Wholesale Corp.	5,677,326	634,044
PepsiCo, Inc.	4,470,000	373,245
Kimberly-Clark Corp.	2,300,700	253,652
Unilever NV (New York registered)	3,635,000	149,471
Wal-Mart Stores, Inc.	1,500,000	114,645
Coca-Cola Co.	2,580,000	99,743
Colgate-Palmolive Co.	1,400,000	90,818
		4,387,003
Common stocks
		Value
Energy 5.51%	Shares	(000)

Royal Dutch Shell PLC, Class B (ADR)	9,158,000	$ 715,331
Chevron Corp.	5,817,000	691,700
Enbridge Inc.	10,295,000	468,525
Occidental Petroleum Corp.	3,000,000	285,870
ConocoPhillips	4,000,000	281,400
Concho Resources Inc.[1]	2,180,000	267,050
Transocean Ltd.	6,100,000	252,174
Southwestern Energy Co.[1]	4,395,000	202,214
Baker Hughes Inc.	3,000,000	195,060
Kinder Morgan, Inc.	6,003,000	195,037
CONSOL Energy Inc.	4,000,000	159,800
Phillips 66	1,560,000	120,214
Suncor Energy Inc.	2,000,000	69,851
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	5,000,000	65,750
TOTAL SA (ADR)	800,000	52,480
		4,022,456
Materials 2.92%

Dow Chemical Co.	12,980,000	630,698
E.I. du Pont de Nemours and Co.	6,750,000	452,925
Mosaic Co.	7,505,000	375,250
Nucor Corp.	4,500,000	227,430
Monsanto Co.	1,800,000	204,786
Potash Corp. of Saskatchewan Inc.	5,500,000	199,210
Cliffs Natural Resources Inc.	1,993,000	40,777
		2,131,076
Utilities 0.83%

PG&E Corp.	6,810,000	294,192
Duke Energy Corp.	1,693,333	120,599
Exelon Corp.	3,250,000	109,070
FirstEnergy Corp.	2,343,100	79,736
		603,597
Telecommunication services 0.33%

AT&T Inc.	4,670,000	163,777
Verizon Communications Inc.	1,600,000	76,112
		239,889
Miscellaneous 3.76%

Other common stocks in initial period of acquisition		2,741,464
Total common stocks (cost: $30,928,269,000)		51,027,425
Preferred securities 0.03%

Miscellaneous 0.03%

Other preferred securities in initial period of acquisition		20,916
Total preferred securities (cost: $21,000,000)		20,916
Bonds, notes & other debt instruments 24.57%
Corporate bonds & notes 8.74%	Principal amount	Value
Financials 2.72%	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$46,650	$48,881
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,316
Goldman Sachs Group, Inc. 2.625% 2019	74,350	74,265
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,176
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,717
Goldman Sachs Group, Inc. 3.625% 2023	7,840	7,728
Goldman Sachs Group, Inc. 4.00% 2024	7,760	7,742
Bank of America Corp., Series L, 3.625% 2016	13,820	14,504
Bank of America Corp. 3.75% 2016	21,955	23,232
Bank of America Corp. 1.25% 2017	25,000	24,917
Bank of America Corp., Series L, 2.65% 2019	30,000	30,140
Bank of America Corp. 5.625% 2020	15,500	17,668
Bank of America Corp. 4.00% 2024	27,500	27,528
Bank of America Corp. 4.125% 2024	15,000	15,202
JPMorgan Chase & Co. 1.35% 2017	30,750	30,751
JPMorgan Chase & Co. 1.625% 2018	34,500	33,924
JPMorgan Chase & Co. 3.25% 2022	12,000	11,844
JPMorgan Chase & Co. 3.20% 2023	13,000	12,631
JPMorgan Chase & Co. 3.875% 2024	5,000	5,056
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[3]	25,000	26,437
Wells Fargo & Co. 1.25% 2016	47,000	47,425
Wells Fargo & Co. 3.676% 2016	19,000	20,159
Wells Fargo & Co. 4.60% 2021	25,000	27,561
Westfield Group 5.75% 2015[4]	16,250	17,338
Westfield Group 5.70% 2016[4]	23,430	26,013
Westfield Group 7.125% 2018[4]	15,750	18,741
Westfield Group 4.625% 2021[4]	25,000	27,400
Citigroup Inc. 4.587% 2015	20,950	22,231
Citigroup Inc. 3.953% 2016	13,050	13,836
Citigroup Inc. 2.50% 2018	15,000	15,102
Citigroup Inc. 8.50% 2019	8,416	10,737
Citigroup Inc. 3.875% 2023	17,000	16,916
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,780
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,456
Berkshire Hathaway Inc. 2.90% 2020	21,500	21,833
Hospitality Properties Trust 6.30% 2016	12,631	13,591
Hospitality Properties Trust 6.70% 2018	23,400	26,196
Hospitality Properties Trust 5.00% 2022	4,350	4,531
Hospitality Properties Trust 4.50% 2023	16,130	16,012
Prologis, Inc. 5.625% 2015	10,425	11,196
Prologis, Inc. 4.25% 2023	47,645	48,556
BNP Paribas 3.60% 2016	13,000	13,653
BNP Paribas 2.40% 2018	15,000	15,012
BNP Paribas 2.45% 2019	20,800	20,858
BNP Paribas 5.00% 2021	6,750	7,504
Rabobank Nederland 2.25% 2019	19,450	19,423
Rabobank Nederland 4.625% 2023	35,495	36,602
CNA Financial Corp. 5.85% 2014	25,000	25,915
CNA Financial Corp. 6.50% 2016	16,000	17,972
CNA Financial Corp. 3.95% 2024	11,770	11,850
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,079
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,273
Kimco Realty Corp. 5.70% 2017	6,180	6,897
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Kimco Realty Corp. 3.125% 2023	$15,705	$14,719
Barclays Bank PLC 2.50% 2019	48,450	48,605
Corporate Office Properties Trust 3.60% 2023	12,100	11,209
Corporate Office Properties LP 5.25% 2024	34,500	36,070
BB&T Corp. 1.00% 2017	15,000	14,891
BB&T Corp., Series C, 1.60% 2017	16,750	16,815
BB&T Corp. 2.25% 2019	15,000	15,014
US Bancorp., Series T, 1.65% 2017	19,500	19,756
US Bancorp. 3.70% 2024	26,300	26,714
HSBC Holdings PLC 4.25% 2024	32,400	32,510
HSBC Holdings PLC 5.25% 2044	10,315	10,470
ERP Operating LP 5.375% 2016	25,000	27,497
ERP Operating LP 4.75% 2020	12,000	13,165
Morgan Stanley 1.75% 2016	25,000	25,336
Morgan Stanley 3.80% 2016	8,700	9,169
Morgan Stanley 3.75% 2023	5,000	4,978
ACE INA Holdings Inc. 5.875% 2014	20,000	20,215
ACE INA Holdings Inc. 2.60% 2015	12,665	13,050
BPCE SA group 5.70% 2023[4]	1,545	1,609
BPCE SA group 5.15% 2024[4]	30,925	30,831
Developers Diversified Realty Corp. 9.625% 2016	1,825	2,115
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,918
DDR Corp. 3.50% 2021	21,000	20,884
Intercontinentalexchange, Inc. 2.50% 2018	26,000	26,312
Intercontinentalexchange, Inc. 4.00% 2023	1,480	1,539
American International Group, Inc. 4.875% 2016	6,000	6,550
American International Group, Inc. 3.375% 2020	16,000	16,364
American International Group, Inc. 4.125% 2024	4,300	4,401
American Express Co. 6.15% 2017	22,800	26,305
American Tower Corp. 4.625% 2015	10,000	10,363
American Tower Corp. 3.40% 2019	13,550	13,905
Prudential Financial, Inc. 2.30% 2018	7,595	7,620
Prudential Holdings, LLC, Series C, 8.695% 2023[4,5]	11,007	14,040
Boston Properties, Inc. 3.70% 2018	20,000	21,243
Skandinaviska Enskilda 2.375% 2019[4]	20,900	20,854
Bank of Nova Scotia 2.55% 2017	20,000	20,763
AvalonBay Communities, Inc. 3.625% 2020	19,000	19,574
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,553
Discover Financial Services 4.20% 2023	16,955	17,420
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	17,037
HCP, Inc. 5.375% 2021	15,000	16,820
QBE Insurance Group Ltd. 2.40% 2018[4]	17,000	16,643
MetLife Global Funding I 2.50% 2015[4]	16,000	16,440
Westpac Banking Corp. 3.00% 2015	15,300	15,911
New York Life Global Funding 2.10% 2019[4]	15,000	14,926
Simon Property Group, LP 1.50% 2018[4]	13,825	13,647
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,704
Toronto-Dominion Bank 2.375% 2016	12,000	12,450
Santander Issuances, SA Unipersonal 6.50% 2019[3,4]	11,500	11,552
Nationwide Mutual Insurance Co. 5.81% 2024[3,4]	8,150	8,262
CME Group Inc. 5.30% 2043	6,800	7,638
Lloyds Banking Group PLC 2.30% 2018	7,430	7,433
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	6,680	7,089
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

PNC Financial Services Group, Inc. 2.854% 2022	$ 5,975	$ 5,709
Regions Financial Corp. 7.75% 2014	3,664	3,819
Standard Chartered Bank 5.70% 2044[4]	3,150	3,126
Liberty Mutual Group Inc. 4.25% 2023[4]	3,000	3,051
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,613
Leucadia National Corp. 5.50% 2023	1,015	1,060
Unum Group 5.625% 2020	345	389
		1,987,972
Energy 1.16%

Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	20,081
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,000
Kinder Morgan Energy Partners, LP 3.50% 2021	16,680	16,641
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,039
Kinder Morgan Energy Partners, LP 3.45% 2023	4,000	3,820
Kinder Morgan Energy Partners, LP 3.50% 2023	6,500	6,150
StatoilHydro ASA 2.90% 2014	13,285	13,464
StatoilHydro ASA 1.80% 2016	16,000	16,404
Statoil ASA 3.125% 2017	16,500	17,418
StatoilHydro ASA 2.65% 2024	7,000	6,562
Statoil ASA 3.70% 2024	10,700	10,925
Statoil ASA 4.25% 2041	6,000	5,865
Total Capital SA 3.00% 2015	17,000	17,533
Total Capital Canada Ltd. 1.45% 2018	10,940	10,876
Total Capital International 2.125% 2018	14,500	14,666
Total Capital International 3.70% 2024	16,000	16,332
Enterprise Products Operating LLC 1.25% 2015	10,000	10,070
Enterprise Products Operating LLC 5.20% 2020	6,355	7,106
Enterprise Products Operating LLC 3.35% 2023	13,000	12,707
Enterprise Products Operating LLC 3.90% 2024	27,745	27,950
Enbridge Inc. 5.60% 2017	10,000	11,150
Enbridge Inc. 4.00% 2023	45,000	45,185
Devon Energy Corp. 2.25% 2018	31,270	31,145
Devon Energy Corp. 3.25% 2022	22,500	22,203
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,154
Enbridge Energy Partners, LP 4.20% 2021	300	311
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,512
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,596
Exxon Mobil Corp. 0.921% 2017	15,000	15,010
Exxon Mobil Corp. 1.819% 2019	20,000	19,886
Exxon Mobil Corp. 3.176% 2024	10,500	10,490
Shell International Finance BV 1.125% 2017	21,000	20,894
Shell International Finance BV 2.00% 2018	17,715	17,793
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,055
TransCanada PipeLines Ltd. 5.00% 2043	22,000	23,189
Petróleos Mexicanos 3.50% 2018	18,000	18,720
Petróleos Mexicanos 4.875% 2024[4]	7,000	7,245
Petróleos Mexicanos 6.375% 2045[4]	8,335	9,012
Williams Partners LP 4.125% 2020	3,000	3,121
Williams Partners LP 4.50% 2023	12,400	12,713
Williams Partners LP 4.30% 2024	15,870	15,975
Williams Partners LP 5.40% 2044	1,915	1,972
Cenovus Energy Inc. 3.00% 2022	7,395	7,088
Cenovus Energy Inc. 3.80% 2023	23,000	22,968
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Anadarko Petroleum Corp. 5.95% 2016	$20,500	$ 22,759
Anadarko Petroleum Corp. 6.45% 2036	3,700	4,390
Transocean Inc. 6.375% 2021	13,050	14,692
Transocean Inc. 3.80% 2022	11,400	10,920
BG Energy Capital PLC 2.50% 2015[4]	7,200	7,394
BG Energy Capital PLC 2.875% 2016[4]	12,325	12,841
Halliburton Co. 2.00% 2018	20,000	20,041
Petrobras Global Finance Co. 6.25% 2024	19,325	19,961
Marathon Oil Corp. 0.90% 2015	16,000	16,037
ConocoPhillips 1.05% 2017	16,000	15,828
Spectra Energy Partners, LP 4.75% 2024	12,560	13,262
Spectra Energy Partners, LP 5.95% 2043	2,000	2,293
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,433
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,732
EnLink Midstream Partners, LP 4.40% 2024	10,825	11,060
Diamond Offshore Drilling, Inc. 4.875% 2043	10,430	10,212
Schlumberger Investment SA 3.65% 2023	6,155	6,256
Chevron Corp. 3.191% 2023	4,000	3,960
		849,067
Consumer staples 1.03%

Anheuser-Busch InBev NV 3.625% 2015	33,000	34,054
Anheuser-Busch InBev NV 4.125% 2015	16,500	16,965
Anheuser-Busch InBev NV 1.375% 2017	16,000	16,039
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,807
Anheuser-Busch InBev NV 3.70% 2024	14,400	14,580
Altria Group, Inc. 9.25% 2019	5,067	6,695
Altria Group, Inc. 2.95% 2023	12,000	11,102
Altria Group, Inc. 4.00% 2024	7,400	7,430
Altria Group, Inc. 9.95% 2038	13,500	21,726
Altria Group, Inc. 4.25% 2042	20,000	17,791
Altria Group, Inc. 4.50% 2043	30,000	27,665
Altria Group, Inc. 5.375% 2044	4,000	4,197
Kraft Foods Inc. 2.25% 2017	12,725	13,056
Kraft Foods Inc. 5.375% 2020	10,472	11,961
Kraft Foods Inc. 3.50% 2022	23,285	23,470
Kraft Foods Inc. 6.50% 2040	20,000	24,965
SABMiller Holdings Inc. 2.45% 2017[4]	20,245	20,835
SABMiller Holdings Inc. 2.20% 2018[4]	26,700	26,700
SABMiller Holdings Inc. 3.75% 2022[4]	7,900	8,089
SABMiller Holdings Inc. 4.95% 2042[4]	16,430	17,270
Coca-Cola Co. 1.50% 2015	18,970	19,275
Coca-Cola Co. 1.80% 2016	17,500	17,954
Coca-Cola Co. 3.20% 2023	26,950	26,561
Pernod Ricard SA 2.95% 2017[4]	35,500	36,820
Pernod Ricard SA 4.45% 2022[4]	9,600	10,058
Philip Morris International Inc. 1.875% 2019	5,605	5,540
Philip Morris International Inc. 2.625% 2023	16,000	14,984
Philip Morris International Inc. 3.60% 2023	21,090	21,060
Wal-Mart Stores, Inc. 2.875% 2015	11,700	11,996
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,099
Reynolds American Inc. 3.25% 2022	11,420	10,765
Reynolds American Inc. 4.85% 2023	18,835	19,770
Reynolds American Inc. 6.15% 2043	5,350	6,058
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Imperial Tobacco Finance PLC 2.05% 2018[4]	$16,000	$ 15,890
Imperial Tobacco Finance PLC 3.50% 2023[4]	17,000	16,337
British American Tobacco International Finance PLC 2.125% 2017[4]	16,000	16,304
British American Tobacco International Finance PLC 9.50% 2018[4]	11,955	15,616
WM. Wrigley Jr. Co 2.40% 2018[4]	300	301
WM. Wrigley Jr. Co 3.375% 2020[4]	30,670	31,021
PepsiCo, Inc. 7.90% 2018	15,000	18,853
Mondelez International, Inc. 4.00% 2024	14,900	15,152
Procter & Gamble Co. 1.45% 2016	13,460	13,664
Kroger Co. 4.00% 2024	10,655	10,793
ConAgra Foods, Inc. 1.90% 2018	4,220	4,189
ConAgra Foods, Inc. 3.20% 2023	6,800	6,508
CVS Caremark Corp. 4.00% 2023	9,800	10,034
		750,999
Industrials 0.76%

General Electric Capital Corp. 0.87% 2014[3]	50,000	50,004
General Electric Co. 0.85% 2015	19,500	19,597
General Electric Capital Corp. 1.00% 2015	13,700	13,803
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,081
General Electric Capital Corp. 2.95% 2016	9,305	9,699
General Electric Capital Corp. 2.30% 2017	26,100	26,899
General Electric Capital Corp. 2.45% 2017	15,000	15,507
General Electric Corp. 5.25% 2017	16,000	18,150
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,635
General Electric Co. 2.70% 2022	16,000	15,539
General Electric Capital Corp. 3.10% 2023	18,000	17,650
General Electric Co. 4.125% 2042	11,000	10,613
General Electric Co. 4.50% 2044	5,200	5,303
United Technologies Corp. 3.10% 2022	30,000	30,004
United Technologies Corp. 4.50% 2042	35,460	36,253
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,111
Burlington Northern Santa Fe LLC 3.00% 2023	21,300	20,145
Burlington Northern Santa Fe LLC 3.85% 2023	6,000	6,094
Burlington Northern Santa Fe LLC 3.75% 2024	6,820	6,855
Burlington Northern Santa Fe LLC 4.90% 2044	15,000	15,522
Union Pacific Corp. 5.70% 2018	13,150	15,074
Union Pacific Corp. 2.25% 2019	5,415	5,422
Union Pacific Corp. 3.646% 2024	18,800	18,782
Waste Management, Inc. 2.60% 2016	8,890	9,213
Waste Management, Inc. 2.90% 2022	15,000	14,349
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[4,5]	21,171	22,838
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	1,581	1,616
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	3,757	4,003
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	2,701	2,925
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	5,607	6,243
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	6,425	7,068
Danaher Corp. 2.30% 2016	16,795	17,367
Atlas Copco AB 5.60% 2017[4]	14,000	15,480
Boeing Company 0.95% 2018	12,000	11,616
ERAC USA Finance Co. 2.80% 2018[4]	9,900	10,092
Volvo Treasury AB 5.95% 2015[4]	9,460	9,934
Canadian National Railway Co. 1.45% 2016	8,900	9,006
Norfolk Southern Corp. 5.75% 2016	7,615	8,243
CSX Corp. 6.25% 2015	5,990	6,323
		555,058
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 0.74%	(000)	(000)

Ford Motor Credit Co. 1.70% 2016	$17,000	$ 17,200
Ford Motor Credit Co. 2.50% 2016	13,000	13,355
Ford Motor Credit Co. 1.50% 2017	8,500	8,482
Ford Motor Credit Co. 2.375% 2018	13,060	13,185
Ford Motor Credit Co. 4.375% 2023	33,475	34,609
Comcast Corp. 6.30% 2017	16,750	19,487
Comcast Corp. 3.60% 2024	1,600	1,612
Comcast Corp. 6.45% 2037	15,000	18,513
Comcast Corp. 4.65% 2042	2,800	2,804
Comcast Corp. 4.75% 2044	22,000	22,420
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	16,000	16,118
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	25,000	25,738
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	14,900	14,777
Time Warner Cable Inc. 6.75% 2018	28,590	33,554
Time Warner Cable Inc. 4.00% 2021	8,000	8,313
Thomson Reuters Corp. 6.50% 2018	20,815	24,222
Thomson Reuters Corp. 4.30% 2023	14,440	14,821
Thomson Reuters Corp. 5.65% 2043	2,000	2,122
Volkswagen International Finance NV 0.857% 2014[3,4]	17,000	17,000
Volkswagen International Finance NV 2.375% 2017[4]	20,000	20,611
Home Depot, Inc. 4.40% 2021	15,000	16,517
Home Depot, Inc. 5.95% 2041	15,000	18,269
Cox Communications, Inc. 5.45% 2014	4,956	5,123
Cox Communications, Inc. 2.95% 2023[4]	32,000	29,267
Time Warner Inc. 5.875% 2016	14,210	15,935
Time Warner Inc. 4.05% 2023	12,535	12,892
Time Warner Inc. 6.25% 2041	2,500	2,939
Walt Disney Co. 0.875% 2014	15,500	15,556
Walt Disney Co. 1.10% 2017	14,255	14,124
NBCUniversal Media, LLC 2.875% 2016	16,000	16,642
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	475	482
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,097
News America Inc. 3.00% 2022	6,000	5,775
News America Inc. 5.40% 2043	5,800	6,268
Dollar General Corp. 3.25% 2023	10,829	10,244
Viacom Inc. 4.25% 2023	8,000	8,247
Nordstrom, Inc. 4.00% 2021	6,245	6,589
Carnival Corp. 3.95% 2020	5,000	5,107
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	4,699	5,104
		540,120
Health care 0.67%

UnitedHealth Group Inc. 6.00% 2017	22,170	25,261
UnitedHealth Group Inc. 6.00% 2018	35,000	40,325
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,922
Thermo Fisher Scientific Inc. 2.40% 2019	13,375	13,338
Thermo Fisher Scientific Inc. 4.15% 2024	26,630	27,457
Novartis Capital Corp. 2.90% 2015	16,000	16,446
Novartis Capital Corp. 3.40% 2024	38,650	38,691
Cardinal Health, Inc. 4.00% 2015	37,100	38,491
Cardinal Health, Inc. 4.625% 2020	14,500	15,773
Gilead Sciences, Inc. 3.05% 2016	11,425	12,023
Gilead Sciences, Inc. 3.70% 2024	26,780	26,851
Gilead Sciences, Inc. 4.80% 2044	12,200	12,609
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

AbbVie Inc. 1.75% 2017	$16,000	$ 16,068
AbbVie Inc. 2.90% 2022	1,300	1,254
AbbVie Inc. 4.40% 2042	22,200	21,805
Amgen Inc. 2.50% 2016	7,000	7,239
Amgen Inc. 5.375% 2043	25,000	26,811
GlaxoSmithKline Capital Inc. 1.50% 2017	17,500	17,617
GlaxoSmithKline Capital Inc. 2.80% 2023	9,600	9,225
McKesson Corp. 3.796% 2024	24,345	24,422
Coventry Health Care, Inc. 6.30% 2014	11,955	12,200
Aetna Inc. 2.20% 2019	10,050	9,980
Humana Inc. 3.15% 2022	20,000	19,065
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,356
Express Scripts Inc. 3.125% 2016	5,000	5,212
DENTSPLY International Inc. 2.75% 2016	9,830	10,180
Medtronic, Inc. 3.625% 2024	6,390	6,430
Roche Holdings, Inc. 7.00% 2039[4]	4,000	5,605
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,962
		487,618
Telecommunication services 0.62%

Verizon Communications Inc. 3.00% 2016	34,000	35,476
Verizon Communications Inc. 3.45% 2021	9,485	9,633
Verizon Communications Inc. 5.15% 2023	63,250	69,356
Verizon Communications Inc. 4.15% 2024	7,400	7,534
Verizon Communications Inc. 6.25% 2037	20,000	23,330
Verizon Communications Inc. 6.55% 2043	72,815	88,932
Orange SA 2.75% 2019	16,977	17,216
France Télécom 4.125% 2021	20,000	20,763
Orange SA 5.50% 2044	14,000	14,717
Telecom Italia Capital SA 6.999% 2018	4,992	5,685
Telecom Italia Capital SA 7.175% 2019	33,500	38,567
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,893
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,396
SBC Communications Inc. 5.10% 2014	15,000	15,316
AT&T Inc. 2.40% 2016	18,000	18,557
Deutsche Telekom International Finance BV 4.875% 2014	15,500	15,680
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,062
Deutsche Telekom International Finance BV 4.875% 2042[4]	620	626
British Telecommunications PLC 2.35% 2019	18,950	18,889
		449,628
Utilities 0.54%

PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,827
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,435
MidAmerican Energy Co. 2.40% 2019	8,000	8,071
NV Energy, Inc 6.25% 2020	10,168	11,891
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	13,919
MidAmerican Energy Holdings Co. 3.75% 2023[4]	35,200	35,093
MidAmerican Energy Co. 3.50% 2024	3,080	3,065
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,655
PG&E Corp. 2.40% 2019	9,380	9,333
Pacific Gas and Electric Co. 3.25% 2023	4,100	3,973
Pacific Gas and Electric Co. 3.85% 2023	19,212	19,416
Pacific Gas and Electric Co. 3.75% 2024	43,825	43,833
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

Pacific Gas and Electric Co. 4.75% 2044	$ 5,200	$ 5,282
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,407
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	17,959
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	7,949
E.ON International Finance BV 5.80% 2018[4]	24,450	27,807
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,075	5,927
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,750	4,328
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,045	8,044
Electricité de France SA 6.95% 2039[4]	12,000	15,272
Electricité de France SA 4.875% 2044[4]	2,731	2,733
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,480
Virginia Electric and Power Co. 3.45% 2024	6,415	6,416
American Electric Power Co. 2.95% 2022	16,090	15,375
Ohio Power Co., Series G, 6.60% 2033	125	155
Ohio Power Co., Series H, 6.60% 2033	40	50
Iberdrola Finance Ireland 3.80% 2014[4]	11,000	11,145
Entergy Corp. 4.70% 2017	9,600	10,186
Niagara Mohawk Power 3.553% 2014[4]	10,000	10,154
CenterPoint Energy Resources Corp. 4.50% 2021	8,751	9,468
CMS Energy Corp. 8.75% 2019	850	1,093
CMS Energy Corp. 3.875% 2024	6,810	6,915
Duke Energy Corp. 3.95% 2023	7,000	7,192
Teco Finance, Inc. 5.15% 2020	5,627	6,233
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,5]	1,886	1,976
		392,057
Materials 0.31%

Xstrata Canada Financial Corp. 2.70% 2017[3,4]	10,000	10,131
Glencore Xstrata LLC 2.50% 2019[4]	21,000	20,307
Xstrata Canada Financial Corp. 4.95% 2021[4]	19,000	19,672
Glencore Xstrata LLC 4.125% 2023[4]	7,500	7,178
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,433
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,046
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,850	12,867
Newcrest Finance Pty Ltd. 4.45% 2021[4]	29,625	26,567
Praxair, Inc. 1.05% 2017	16,000	15,695
Holcim Ltd. 5.15% 2023[4]	12,500	13,382
Ecolab Inc. 3.00% 2016	12,365	12,967
BHP Billiton Finance (USA) Ltd. 3.85% 2023	5,000	5,133
BHP Billiton Finance (USA) Ltd. 5.00% 2043	6,000	6,374
International Paper Co. 7.30% 2039	8,425	11,027
Cliffs Natural Resources Inc. 4.875% 2021	9,310	9,082
Mosaic Co. 4.25% 2023	4,600	4,729
Mosaic Co. 5.625% 2043	4,000	4,312
Teck Resources Ltd. 4.75% 2022	3,000	3,079
Teck Resources Ltd. 5.40% 2043	3,000	2,836
Rohm and Haas Co. 6.00% 2017	5,003	5,692
Packaging Corp. of America 4.50% 2023	610	633
		223,142
Information technology 0.19%

International Business Machines Corp. 1.95% 2016	52,500	54,056
International Business Machines Corp. 2.00% 2016	17,000	17,445
International Business Machines Corp. 1.625% 2020	17,000	16,114
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Information technology (continued)	(000)	(000)

International Business Machines Corp. 3.625% 2024	$ 30,960	$ 31,286
Oracle Corp. 2.375% 2019	17,500	17,734
Xerox Corp. 2.75% 2019	5,000	5,011
		141,646
Total corporate bonds & notes		6,377,307
U.S. Treasury bonds & notes 6.82%
U.S. Treasury 5.39%

U.S. Treasury 0.25% 2014	455,714	455,983
U.S. Treasury 0.25% 2014	30,000	30,034
U.S. Treasury 0.50% 2014	130,605	130,905
U.S. Treasury 0.75% 2014	424,110	424,755
U.S. Treasury 1.875% 2014	194,100	194,387
U.S. Treasury 2.625% 2014	353,571	355,837
U.S. Treasury 2.625% 2014	150,000	151,277
U.S. Treasury 0.625% 2016	217,500	217,628
U.S. Treasury 1.50% 2016	12,000	12,254
U.S. Treasury 4.50% 2016	58,500	63,031
U.S. Treasury 4.625% 2017	61,750	68,394
U.S. Treasury 2.625% 2018	597	626
U.S. Treasury 1.625% 2022	322,975	298,907
U.S. Treasury 2.50% 2023	133,275	131,397
U.S. Treasury 6.25% 2023	50,000	65,297
U.S. Treasury 2.75% 2024	81,700	81,898
U.S. Treasury 6.375% 2027	82,625	113,396
U.S. Treasury 5.50% 2028	106,750	136,531
U.S. Treasury 5.375% 2031	40,000	51,169
U.S. Treasury 4.50% 2036	104,882	123,105
U.S. Treasury 3.75% 2041	66,000	68,774
U.S. Treasury 2.875% 2043	39,175	34,196
U.S. Treasury 3.125% 2043	311,800	287,003
U.S. Treasury 3.625% 2043	286,230	289,762
U.S. Treasury 3.625% 2044	146,775	148,501
		3,935,047
U.S. Treasury inflation-protected securities[6] 1.43%

U.S. Treasury Inflation-Protected Security 1.875% 2015	108,221	113,552
U.S. Treasury Inflation-Protected Security 0.125% 2016	32,683	33,597
U.S. Treasury Inflation-Protected Security 0.125% 2017	175,058	180,173
U.S. Treasury Inflation-Protected Security 0.125% 2018	175,652	179,872
U.S. Treasury Inflation-Protected Security 2.125% 2019	54,469	60,901
U.S. Treasury Inflation-Protected Security 0.375% 2023	22,211	21,986
U.S. Treasury Inflation-Protected Security 0.625% 2024	225,538	226,481
U.S. Treasury Inflation-Protected Security 2.375% 2025	62,041	73,143
U.S. Treasury Inflation-Protected Security 0.75% 2042	108,632	94,861
U.S. Treasury Inflation-Protected Security 0.625% 2043	68,363	57,357
		1,041,923
Total U.S. Treasury bonds & notes		4,976,970
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] 5.85%	(000)	(000)

Fannie Mae 11.00% 2018	$ 71	$ 77
Fannie Mae 4.50% 2025	8,040	8,656
Fannie Mae 4.50% 2025	7,690	8,278
Fannie Mae, Series 2001-4, Class NA, 10.502% 2025[3]	25	28
Fannie Mae 2.50% 2026	8,054	8,090
Fannie Mae 2.50% 2027	38,673	38,786
Fannie Mae 2.50% 2027	36,456	36,562
Fannie Mae 2.50% 2027	2,623	2,625
Fannie Mae 2.50% 2027	2,320	2,322
Fannie Mae 2.50% 2027	2,162	2,163
Fannie Mae 2.50% 2027	1,243	1,246
Fannie Mae 2.50% 2027	1,062	1,063
Fannie Mae 2.50% 2027	1,050	1,050
Fannie Mae 3.00% 2027	25,380	26,144
Fannie Mae 2.50% 2028	118,180	118,247
Fannie Mae 2.50% 2028	79,804	79,862
Fannie Mae 2.50% 2028	31,968	31,991
Fannie Mae 2.50% 2028	28,840	28,856
Fannie Mae 2.50% 2028	27,932	28,013
Fannie Mae 2.50% 2028	18,795	18,806
Fannie Mae 2.50% 2028	12,854	12,861
Fannie Mae 2.50% 2028	9,322	9,327
Fannie Mae 2.50% 2028	6,786	6,806
Fannie Mae 2.50% 2028	2,976	2,983
Fannie Mae 2.50% 2028	2,922	2,929
Fannie Mae 2.50% 2028	2,840	2,846
Fannie Mae 2.50% 2028	2,829	2,830
Fannie Mae 2.50% 2028	1,943	1,944
Fannie Mae 2.50% 2028	1,188	1,190
Fannie Mae 2.50% 2028	945	947
Fannie Mae 2.50% 2028	482	483
Fannie Mae 3.00% 2028	98,364	101,319
Fannie Mae, Series 2001-20, Class D, 11.007% 2031[3]	18	19
Fannie Mae 5.50% 2033	5,571	6,181
Fannie Mae 5.50% 2033	4,947	5,489
Fannie Mae 5.50% 2033	586	651
Fannie Mae 4.50% 2034	20,740	22,235
Fannie Mae 5.00% 2035	2,282	2,503
Fannie Mae 5.50% 2035	2,409	2,673
Fannie Mae 5.50% 2035	1,266	1,403
Fannie Mae 6.50% 2035	4,501	5,113
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	2,409	2,197
Fannie Mae 5.50% 2036	529	583
Fannie Mae 5.50% 2036	463	511
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	4,408	4,852
Fannie Mae 6.00% 2036	1,471	1,635
Fannie Mae 2.224% 2037[3]	5,547	5,890
Fannie Mae 6.00% 2037	19,233	21,381
Fannie Mae 6.50% 2037	4,476	4,990
Fannie Mae 6.50% 2037	4,378	4,832
Fannie Mae 6.50% 2037	2,179	2,406
Fannie Mae 7.00% 2037	1,095	1,233
Fannie Mae 7.00% 2037	843	949
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 7.00% 2037	$ 571	$ 643
Fannie Mae 5.50% 2038	1,178	1,300
Fannie Mae 6.50% 2038	6,047	6,614
Fannie Mae 4.50% 2039	27,930	29,862
Fannie Mae 6.00% 2039	30,326	33,780
Fannie Mae 4.00% 2040	27,301	28,424
Fannie Mae 4.00% 2040	4,797	4,998
Fannie Mae 4.191% 2040[3]	2,731	2,907
Fannie Mae 4.39% 2040[3]	1,656	1,769
Fannie Mae 4.50% 2040	29,393	31,433
Fannie Mae 4.50% 2040	25,298	27,055
Fannie Mae 4.50% 2040	19,319	20,663
Fannie Mae 4.50% 2040	15,307	16,361
Fannie Mae 5.00% 2040	23,679	25,920
Fannie Mae 5.00% 2040	3,844	4,202
Fannie Mae 5.00% 2040	2,839	3,109
Fannie Mae 5.00% 2040	2,805	3,070
Fannie Mae 3.555% 2041[3]	16,893	17,677
Fannie Mae 4.00% 2041	18,657	19,429
Fannie Mae 4.00% 2041	15,914	16,566
Fannie Mae 4.00% 2041	14,338	14,923
Fannie Mae 4.00% 2041	14,222	14,810
Fannie Mae 4.00% 2041	9,168	9,530
Fannie Mae 4.00% 2041	8,213	8,559
Fannie Mae 4.00% 2041	4,774	4,975
Fannie Mae 4.00% 2041	3,910	4,075
Fannie Mae 4.00% 2041	2,715	2,832
Fannie Mae 4.50% 2041	43,523	46,553
Fannie Mae 4.50% 2041	11,375	12,166
Fannie Mae 4.50% 2041	11,349	12,126
Fannie Mae 4.50% 2041	8,815	9,426
Fannie Mae 5.00% 2041	5,136	5,632
Fannie Mae 5.00% 2041	4,256	4,668
Fannie Mae 5.00% 2041	4,191	4,574
Fannie Mae 5.00% 2041	3,354	3,679
Fannie Mae 5.00% 2041	3,163	3,471
Fannie Mae 5.00% 2041	2,956	3,245
Fannie Mae 5.00% 2041	2,299	2,524
Fannie Mae 5.00% 2041	1,812	1,987
Fannie Mae 5.00% 2041	862	945
Fannie Mae 5.00% 2041	846	929
Fannie Mae 5.00% 2041	779	853
Fannie Mae 5.00% 2041	373	409
Fannie Mae 5.00% 2041	364	398
Fannie Mae 5.00% 2041	355	389
Fannie Mae 5.00% 2041	253	278
Fannie Mae 5.00% 2041	160	175
Fannie Mae 5.00% 2041	110	121
Fannie Mae 5.00% 2041	64	71
Fannie Mae 5.00% 2041	40	44
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	322	372
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	250	281
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	417	487
Fannie Mae 3.50% 2042	26,183	26,367
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 3.50% 2042	$ 7,425	$ 7,483
Fannie Mae 4.00% 2042	58,558	61,140
Fannie Mae 4.00% 2042	41,183	42,910
Fannie Mae 4.00% 2042	33,719	35,095
Fannie Mae 4.00% 2042	28,580	29,837
Fannie Mae 4.00% 2042	19,271	20,068
Fannie Mae 4.00% 2042	17,998	18,707
Fannie Mae 4.00% 2042	13,585	14,155
Fannie Mae 4.00% 2042	11,666	12,169
Fannie Mae 4.00% 2042	11,038	11,496
Fannie Mae 4.00% 2042	7,162	7,475
Fannie Mae 4.00% 2042	5,549	5,774
Fannie Mae 4.00% 2042	3,227	3,358
Fannie Mae 4.00% 2042	3,121	3,247
Fannie Mae 5.00% 2042	664	725
Fannie Mae 5.00% 2042	513	560
Fannie Mae, Series 2002-W1, Class 2A, 6.616% 2042[3]	477	556
Fannie Mae 3.00% 2043	171,465	166,072
Fannie Mae 3.00% 2043	43,202	41,843
Fannie Mae 3.00% 2043	39,665	38,417
Fannie Mae 3.00% 2043	23,063	22,338
Fannie Mae 3.00% 2043	22,994	22,271
Fannie Mae 3.00% 2043	20,000	19,371
Fannie Mae 3.00% 2043	18,000	17,434
Fannie Mae 3.00% 2043	17,000	16,465
Fannie Mae 3.00% 2043	17,000	16,465
Fannie Mae 3.00% 2043	14,000	13,560
Fannie Mae 3.00% 2043	11,759	11,390
Fannie Mae 3.00% 2043	8,600	8,329
Fannie Mae 3.00% 2043	8,261	8,001
Fannie Mae 3.00% 2043	6,582	6,370
Fannie Mae 3.00% 2043	4,972	4,815
Fannie Mae 3.00% 2043	4,964	4,808
Fannie Mae 3.00% 2043	4,963	4,807
Fannie Mae 3.00% 2043	4,936	4,781
Fannie Mae 3.00% 2043	4,915	4,761
Fannie Mae 3.00% 2043	4,439	4,296
Fannie Mae 3.00% 2043	4,157	4,023
Fannie Mae 3.00% 2043	2,990	2,896
Fannie Mae 3.00% 2043	2,989	2,895
Fannie Mae 3.00% 2043	2,913	2,822
Fannie Mae 3.00% 2043	2,584	2,503
Fannie Mae 3.00% 2043	2,008	1,945
Fannie Mae 3.00% 2043	1,992	1,930
Fannie Mae 3.00% 2043	1,241	1,202
Fannie Mae 3.00% 2043	1,192	1,155
Fannie Mae 3.00% 2043	997	965
Fannie Mae 3.00% 2043	994	963
Fannie Mae 3.00% 2043	980	950
Fannie Mae 3.00% 2043	975	945
Fannie Mae 3.00% 2043	974	943
Fannie Mae 3.00% 2043	964	934
Fannie Mae 3.00% 2043	904	875
Fannie Mae 3.00% 2043	889	861
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$ 878	$ 850
Fannie Mae 3.00% 2043	866	839
Fannie Mae 3.00% 2043	776	751
Fannie Mae 3.00% 2043	212	205
Fannie Mae 3.50% 2043	57,787	58,284
Fannie Mae 3.50% 2043	51,791	52,156
Fannie Mae 3.50% 2043	32,556	32,785
Fannie Mae 3.50% 2043	21,516	21,702
Fannie Mae 3.50% 2043	20,757	20,903
Fannie Mae 3.50% 2043	11,086	11,181
Fannie Mae 3.50% 2043	9,630	9,712
Fannie Mae 3.50% 2043	9,518	9,600
Fannie Mae 3.50% 2043	7,523	7,576
Fannie Mae 4.00% 2043	87,290	90,877
Fannie Mae 4.00% 2043	71,922	75,031
Fannie Mae 4.00% 2043	20,735	21,601
Fannie Mae 4.00% 2043	11,578	12,055
Fannie Mae 4.00% 2043	9,820	10,221
Fannie Mae 4.00% 2043	6,577	6,844
Fannie Mae 4.00% 2043	5,081	5,287
Fannie Mae 4.00% 2043	3,642	3,799
Fannie Mae 4.00% 2043	1,156	1,206
Fannie Mae 4.00% 2043	677	707
Fannie Mae 4.00% 2043	676	706
Fannie Mae 4.00% 2043	655	683
Fannie Mae 4.00% 2043	536	560
Fannie Mae 4.00% 2043	488	508
Fannie Mae 4.00% 2043	161	167
Fannie Mae 4.50% 2043	31,014	33,125
Fannie Mae 4.50% 2043	28,721	30,704
Fannie Mae 4.50% 2043	20,172	21,566
Fannie Mae 4.50% 2043	6,953	7,417
Fannie Mae 3.00% 2044	168	163
Fannie Mae 6.50% 2047	630	689
Fannie Mae 6.50% 2047	386	423
Fannie Mae 6.50% 2047	94	103
Fannie Mae 6.50% 2047	59	64
Fannie Mae 7.00% 2047	519	574
Fannie Mae 7.00% 2047	423	468
Fannie Mae 7.00% 2047	271	300
Fannie Mae 7.00% 2047	270	299
Fannie Mae 7.00% 2047	90	99
Fannie Mae 7.00% 2047	25	28
Government National Mortgage Assn. 10.00% 2021	164	189
Government National Mortgage Assn. 6.00% 2038	18,145	20,175
Government National Mortgage Assn. 6.50% 2038	8,773	9,923
Government National Mortgage Assn. 4.00% 2039	2,997	3,157
Government National Mortgage Assn. 4.00% 2039	2,969	3,127
Government National Mortgage Assn. 4.00% 2039	1,928	2,031
Government National Mortgage Assn. 4.00% 2040	18,699	19,699
Government National Mortgage Assn. 4.00% 2040	15,488	16,320
Government National Mortgage Assn. 4.00% 2040	5,204	5,483
Government National Mortgage Assn. 4.00% 2040	4,863	5,121
Government National Mortgage Assn. 4.00% 2040	4,669	4,918
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Government National Mortgage Assn. 4.00% 2040	$ 3,064	$ 3,228
Government National Mortgage Assn. 4.00% 2040	1,974	2,080
Government National Mortgage Assn. 4.00% 2041	36,250	38,180
Government National Mortgage Assn. 4.00% 2041	4,840	5,099
Government National Mortgage Assn. 4.00% 2041	2,698	2,843
Government National Mortgage Assn. 4.00% 2041	649	684
Government National Mortgage Assn. 4.00% 2043	154,562	162,614
Government National Mortgage Assn. 4.00% 2043	21,310	22,425
Government National Mortgage Assn. 4.50% 2043	66,415	71,688
Government National Mortgage Assn. 4.00% 2044[7]	32,750	34,412
Freddie Mac, Series 2013-DN2, Class M-1, 1.604% 2023[3]	8,757	8,810
Freddie Mac, Series 2013-DN1, Class M-1, 3.554% 2023[3]	10,980	11,464
Freddie Mac 4.50% 2023	100	106
Freddie Mac 5.00% 2023	5,627	6,058
Freddie Mac 5.00% 2023	3,956	4,257
Freddie Mac 5.00% 2023	2,291	2,466
Freddie Mac 5.00% 2023	1,059	1,140
Freddie Mac 5.00% 2023	935	1,007
Freddie Mac 5.00% 2023	905	974
Freddie Mac, Series 2014-DN1, Class M-1, 1.154% 2024[3]	1,340	1,348
Freddie Mac 5.00% 2024	7,646	8,282
Freddie Mac 6.00% 2026	2,909	3,207
Freddie Mac 6.00% 2026	2,298	2,535
Freddie Mac 6.00% 2026	1,954	2,155
Freddie Mac 4.50% 2027	492	532
Freddie Mac 6.50% 2027	1,392	1,552
Freddie Mac 6.50% 2027	397	442
Freddie Mac 6.50% 2027	381	425
Freddie Mac 6.50% 2028	677	755
Freddie Mac 4.50% 2029	575	621
Freddie Mac 4.50% 2031	651	706
Freddie Mac, Series T-041, Class 3-A, 6.795% 2032[3]	2,159	2,512
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,593	3,920
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	5,654	5,154
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,092	3,623
Freddie Mac, Series 3233, Class PA, 6.00% 2036	10,250	11,421
Freddie Mac, Series 3318, Class JT, 5.50% 2037	7,526	8,232
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,392	8,085
Freddie Mac, Series 3272, Class PA, 6.00% 2037	5,878	6,511
Freddie Mac 6.00% 2038	3,314	3,679
Freddie Mac 6.00% 2038	544	604
Freddie Mac 4.50% 2040	23,311	24,907
Freddie Mac 4.50% 2040	1,007	1,076
Freddie Mac 4.50% 2041	2,596	2,774
Freddie Mac 4.50% 2041	2,537	2,710
Freddie Mac 4.50% 2041	1,141	1,219
Freddie Mac 4.50% 2041	893	954
Freddie Mac 4.50% 2041	835	891
Freddie Mac 4.50% 2041	538	574
Freddie Mac 4.00% 2043	45,843	47,698
Freddie Mac 4.00% 2043	1,864	1,939
Freddie Mac 4.00% 2043	1,334	1,388
Freddie Mac 4.00% 2043	1,154	1,201
Freddie Mac 4.00% 2043	927	966
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac 4.00% 2043	$ 773	$ 805
Freddie Mac 4.00% 2043	581	606
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[3]	10,306	10,322
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	3,993	4,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3]	5,208	5,628
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.845% 2045[3]	16,835	18,310
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	15,005	15,664
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	40,900	42,712
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.698% 2049[3]	32,990	36,613
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	19,517	21,604
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3]	8,019	9,016
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	3,292	3,293
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	14,000	15,354
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.717% 2043[3]	35,529	38,738
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[3]	3,877	4,220
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	10,000	11,083
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.724% 2049[3]	31,635	34,935
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.953% 2051[3]	17,000	18,887
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[3]	22,255	24,207
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	38,708	42,460
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	34,133	38,404
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	6,889	7,459
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3]	6,788	7,114
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3]	24,255	25,939
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,166
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.598% 2049[3]	13,569	14,968
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.611% 2049[3]	4,100	4,538
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.246% 2051[3]	30,000	34,190
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	28,387	31,316
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3]	2,675	2,849
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3]	24,060	26,670
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.15% 2045[3]	11,575	13,219
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,571	35,299
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047	10,055	10,991
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,596	11,158
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	794	847
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	512	556
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	704	758
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,217	1,338
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,114	4,461
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.678% 2039[3]	8,202	8,935
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3]	18,360	20,298
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.216% 2044[3]	9,226	9,691
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,965	26,007
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3]	9,851	10,654
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	22,538	24,777
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	4,500	4,908
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.908% 2049[3]	23,942	26,725
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	19,970	21,915
Commercial Mortgage Trust, Series 2014-UBS2, Class A-5, 3.961% 2047	5,310	5,464
Aventura Mall Trust, Series A, 3.743% 2032[3,4]	24,780	25,864
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	9,665	10,823
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-4, 5.70% 2050	6,250	7,023
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3]	6,425	7,296
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	$ 13,543	$ 14,151
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[4]	9,500	10,628
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	22,250	24,321
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.866% 2046[3]	9,686	10,571
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[3]	10,000	11,188
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3]	20,000	21,269
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	19,030	19,890
Commonwealth Bank of Australia 0.75% 2017[4]	13,000	13,020
Commonwealth Bank of Australia 1.875% 2018[4]	5,700	5,650
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	14,110	14,164
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4]	4,000	4,053
Bank of Montreal 2.85% 2015[4]	17,000	17,507
National Australia Bank 1.25% 2018[4]	13,450	13,205
National Australia Bank 2.00% 2019[4]	3,800	3,772
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	14,283	16,161
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.309% 2045[3]	14,389	14,438
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,983
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.614% 2035[3]	11,748	11,929
Citigroup Commercial Mortgage Trust, Series 2014-CG-19, Class A-4, 4.023% 2047	10,105	10,469
Westpac Banking Corp. 1.85% 2018[4]	7,000	6,914
Westpac Banking Corp. 1.375% 2019[4]	2,375	2,322
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.841% 2050[3]	8,000	8,916
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.823% 2044[3]	7,313	8,062
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049	6,352	6,940
Norddeutsche Landesbank 2.00% 2019[4]	5,400	5,374
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4]	3,505	3,673
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.686% 2033[3]	3,037	3,029
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.154% 2023[3,4]	940	958
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.758% 2024[3,4]	1,959	1,981
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[3]	2,216	2,454
Sparebank 1 Boligkreditt AS 1.75% 2020[4]	2,400	2,311
Royal Bank of Canada 2.00% 2019	2,300	2,304
Barclays Bank PLC 2.25% 2017[4]	2,225	2,291
Northern Rock PLC 5.625% 2017[4]	2,025	2,281
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[3,4]	943	954
		4,265,215
Federal agency bonds & notes 2.20%

Freddie Mac 1.75% 2015	22,425	22,906
Freddie Mac 0.50% 2016	175,245	175,219
Freddie Mac 0.875% 2016	50,000	50,134
Freddie Mac 2.50% 2016	83,400	86,949
Freddie Mac 0.75% 2018	200,400	196,029
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	20,000	19,635
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019	13,765	13,523
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	16,115	15,978
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	10,300	10,322
Freddie Mac, Series KGRP, Class A, multifamily 0.537% 2020[3]	9,200	9,222
Freddie Mac, Series KF02, Class A3, multifamily 0.784% 2020[3]	4,023	4,039
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[3]	19,620	20,271
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022	5,581	5,512
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	16,000	15,305
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	17,995	17,063
Freddie Mac 2.375% 2022	27,000	26,346
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	$ 16,555	$ 15,861
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	15,904	15,469
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022	18,520	18,979
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023	7,002	7,072
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023	14,500	14,049
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023	17,360	17,595
Freddie Mac, Series K036, Class A-1, multifamily 2.777% 2023	6,975	7,084
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023	19,600	19,625
Freddie Mac, Series K036, Class A-2, multifamily 3.527% 2023[3]	27,185	27,834
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[3]	5,975	6,155
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015	11,055	11,059
Fannie Mae 0.375% 2016	64,125	63,810
Fannie Mae 0.50% 2016	94,090	94,135
Fannie Mae 0.625% 2016	62,975	62,995
Fannie Mae 1.875% 2018	150,960	152,358
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	16,665	16,643
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	18,500	17,199
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3]	8,570	8,098
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	21,843	21,026
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	14,000	13,743
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3]	24,642	24,843
Fannie Mae, Series 2014-M-1, multifamily 3.394% 2023[3]	23,125	23,343
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3]	38,705	39,515
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024	38,380	38,832
Fannie Mae 6.25% 2029	4,000	5,238
Federal Home Loan Bank 0.375% 2016	21,230	21,208
Federal Home Loan Bank 0.625% 2016	15,860	15,802
Federal Home Loan Bank 1.875% 2020	25,660	25,289
Federal Home Loan Bank 3.375% 2023	16,840	17,269
Federal Farm Credit Banks 0.209% 2017[3]	23,143	23,148
CoBank, ACB 0.833% 2022[3,4]	23,425	21,375
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,405
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	12,614
Private Export Funding Corp. 3.55% 2024	16,785	17,277
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016	866	868
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[5]	845	844
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.82% 2032[5]	4,285	4,352
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,785
		1,602,249
Asset-backed obligations[5] 0.49%

Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	33,265	33,212
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-4, 1.04% 2020	30,000	29,873
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	25,645	26,314
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	9,670	9,636
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	16,285	16,257
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	10,340	10,343
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019	10,500	10,510
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[3,4]	19,135	19,144
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.576% 2026[3,4]	17,095	17,104
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4]	11,900	11,905
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[5] (continued)	(000)	(000)

Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[4]	$ 5,000	$ 5,003
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019	16,380	16,382
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	16,000	16,015
Ally Master Owner Trust, Series 2014-1, Class A1, 0.625% 2019[3]	6,985	7,000
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019	7,675	7,680
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[2,3,4]	11,320	11,355
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[2,3,4]	2,220	2,232
BA Credit Card Trust, Series 2014-A1, Class A, 0.535% 2021[3]	11,535	11,552
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[2,4]	11,415	11,372
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018	11,225	11,239
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[4]	6,225	6,221
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[4]	4,150	4,138
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018	9,300	9,310
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[3]	8,225	8,230
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017	7,500	7,492
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[2,4]	7,285	7,286
Capital Auto Receivables Asset Trust, Series 2014-1-A2, 0.96% 2017	6,740	6,752
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[3,4]	5,150	5,161
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021	3,510	3,531
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025	2,625	2,669
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017	2,815	2,807
CWABS, Inc., Series 2004-BC1, Class M-1, 0.904% 2034[3]	2,776	2,643
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	947	1,003
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,565	1,599
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,306	1,360
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031	1,310	1,317
		355,647
Bonds & notes of governments & government agencies outside the U.S. 0.33%

Spanish Government 4.00% 2018[4]	40,150	42,515
Israeli Government 3.15% 2023	35,000	34,073
Polish Government 6.375% 2019	14,350	16,872
Polish Government 4.00% 2024	8,670	8,759
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[4]	9,205	9,222
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	10,000	9,943
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[4]	2,300	2,304
Europe Government Agency-Guaranteed, Dexia Credit Local 2.25% 2019[4]	15,150	15,086
Colombia (Republic of) Global 5.625% 2044	15,000	15,735
United Mexican States Government Global 5.55% 2045	13,000	13,845
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	10,460	10,588
European Investment Bank 3.25% 2024	10,000	10,208
Latvia (Republic of) 2.75% 2020	10,500	10,135
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,941
Instituto de Credito Oficial 1.125% 2016[4]	9,000	8,998
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,809
Inter-American Development Bank 4.375% 2044	6,500	6,733
FMS Wertmanagement 1.625% 2018	5,000	4,978
Swedish Export Credit Corp. 2.875% 2023[4]	3,000	2,966
		241,710
Municipals 0.05%

State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,065
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	14,500	14,409
		34,474

Bonds, notes & other debt instruments
		Value
Miscellaneous 0.09%		(000)

Other bonds, notes & other debt instruments in initial period of acquisition		$ 66,119
Total bonds, notes & other debt instruments (cost: $17,573,005,000)		17,919,691
	Principal amount
Short-term securities 5.37%	(000)

Federal Home Loan Bank 0.05%–0.16% due 4/4–10/14/2014	$1,341,963	1,341,771
Freddie Mac 0.07%–0.19% due 4/8–11/20/2014	761,600	761,332
Coca-Cola Co. 0.12%–0.15% due 4/21–8/19/2014[4]	267,100	267,028
Fannie Mae 0.05%–0.13% due 5/5–9/2/2014	189,950	189,919
Merck & Co. Inc. 0.07%–0.08% due 4/25–6/2/2014[4]	175,000	174,989
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 4/2–4/14/2014	139,600	139,596
Chevron Corp. 0.08% due 5/7–5/8/2014[4]	137,200	137,180
Abbott Laboratories 0.10% due 4/7–6/23/2014[4]	132,400	132,389
Federal Farm Credit Banks 0.08%–0.12% due 8/15–10/21/2014	130,000	129,954
U.S. Treasury Bills 0.095%–0.133% due 5/15–8/21/2014	127,500	127,478
IBM Corp. 0.07%–0.09% due 5/19/2014[4]	107,000	106,991
Wal-Mart Stores, Inc. 0.07% due 5/12/2014[4]	100,000	99,994
ExxonMobil Corp. 0.08% due 4/2–4/7/2014	83,000	82,998
Army and Air Force Exchange Service 0.13% due 5/21/2014[4]	60,000	59,988
General Electric Co. 0.05% due 4/1/2014	58,800	58,800
John Deere Capital Corp. 0.08% due 4/7/2014[4]	50,000	49,999
Wells Fargo & Co. 0.22% due 6/17/2014	30,000	29,988
Kimberly-Clark Worldwide Inc. 0.05% due 4/23/2014[4]	16,500	16,499
Emerson Electric Co. 0.11% due 6/18/2014[4]	9,200	9,198
Total short-term securities (cost: $3,915,807,000)		3,916,091
Total investment securities (cost: $52,438,081,000)		72,884,123
Other assets less liabilities		44,647
Net assets		$72,928,770

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,405,122,000, which represented 1.93% of the net assets of the fund. This amount includes $1,372,877,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,486,260,000, which represented 3.41% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion or all of the security purchased on a TBA basis.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 9,994,982	$ —	$—	$ 9,994,982
	Industrials	7,685,902	—	—	7,685,902
	Consumer discretionary	7,279,947	—	—	7,279,947
	Information technology	6,835,021	136,132	—	6,971,153
	Health care	4,789,604	180,352	—	4,969,956
	Consumer staples	3,717,905	669,098	—	4,387,003
	Energy	4,022,456	—	—	4,022,456
	Materials	2,131,076	—	—	2,131,076
	Utilities	603,597	—	—	603,597
	Telecommunication services	239,889	—	—	239,889
	Miscellaneous	2,354,169	387,295	—	2,741,464
	Preferred securities	20,916	—	—	20,916
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	—	6,377,307	—	6,377,307
	U.S. Treasury bonds & notes	—	4,976,970	—	4,976,970
	Mortgage-backed obligations	—	4,265,215	—	4,265,215
	Federal agency bonds & notes	—	1,602,249	—	1,602,249
	Asset-backed obligations	—	355,647	—	355,647
	Bonds & notes of governments & government
	agencies outside the U.S.	—	241,710	—	241,710
	Municipals	—	34,474	—	34,474
	Miscellaneous	—	66,119	—	66,119
	Short-term securities	—	3,916,091	—	3,916,091
Total		$49,675,464	$23,208,659	$—	$72,884,123

*Securities with a value of $1,304,748,000, which represented 1.79% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$20,591,220
Gross unrealized depreciation on investment securities	(284,684)
Net unrealized appreciation on investment securities	20,306,536
Cost of investment securities for federal income tax purposes	52,577,587

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0514O-S37665

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2014